Income Tax - Summary Of Reconciliation Of Effective Tax Rate And Statutory Income Tax Rate (Detail) - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Loss before income taxes	$ 1,000	$ (10,361,129)		$ 27,225,838
State taxes, net of federal tax benefit				0.00%
Statutory federal income tax rate				21.00%
Change in fair value of Warrants				(14.60%)
Change in fair value of FPA				(3.00%)
Initial classification of FPA				(0.30%)
Compensation expense				(1.00%)
Transaction costs				(1.00%)
Change in valuation allowance				(1.20%)
Income tax provision				(0.10%)
Groop Internet Platform Inc [Member]
Income Tax [Line Items]
Loss before income taxes		$ 12,730,000	$ 7,897,000		$ 22,346,000	$ 29,078,000
Theoretical tax benefit					4,692,000	6,106,000
State taxes, net of federal tax benefit					$ 1,106,000	$ 1,508,000
Statutory federal income tax rate					21.00%	21.00%
Permanent differences					$ (586,000)	$ (591,000)
Valuation Allowance					(4,390,000)	(7,015,000)
Other					(95,000)	0
Actual income taxes					$ 0	$ 8,000